PROPERTY, PLANT AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 7. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following at September 30, 2024 and December 31, 2023:

	Estimated Useful Life	September 30, 2024	December 31, 2023
Building	25 years	$—	$4,537,037
Land	Infinite	—	739,734
Office furniture, fixtures, equipment, and aircraft	3-20 years	780,492	2,065,092
Warehouse and production equipment	3-7 years	237,141	29,055
Demonstration and tradeshow equipment	3-7 years	77,791	87,987
Building improvements	5-7 years	20,935	1,328,654
Total cost		1,116,359	8,787,559
Less: accumulated depreciation and amortization		(671,756)	(1,503,857)

Net property, plant and equipment		$444,603	$7,283,702

Depreciation expense for the three months ended September 30, 2024 and September 30, 2023 was $127,474 and $188,100, respectively, and is included in general and administrative expenses. Depreciation expense for the nine months ended September 30, 2024 and September 30, 2023 was $471,307 and $533,992, respectively, and is included in general and administrative expenses.

During the nine months ended September 30, 2024 the Company engaged a broker and sold its aircraft for $1,100,000 less closing costs of $1,500. The carrying amount of the aircraft on the date of sale was $1,141,661. As a result of the sale the Company recorded a loss of $41,661 in the Consolidated Statement of Operations.

During the three and nine months ended September 30, 2024 the Company engaged a broker and sold its building for $5,900,000 less closing costs of $7,194. The carrying amount of the building on the date of sale was $5,461,623. As a result of the sale the Company recorded a gain of $431,183 in the Consolidated Statement of Operation during the three and nine months ended September 30, 2024.

NOTE 7. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following at December 31, 2023 and 2022:

	Estimated Useful Life	December 31, 2023	December 31, 2022
Building	25 years	$4,537,037	$4,537,037
Land	Infinite	739,734	739,734
Office furniture, fixtures, equipment, and aircraft	3-20 years	2,065,092	2,048,169
Warehouse and production equipment	3-7 years	29,055	51,302
Demonstration and tradeshow equipment	3-7 years	87,987	72,341
Building improvements	5-7 years	1,328,654	1,334,374
Total cost		8,787,559	8,782,957
Less: accumulated depreciation and amortization		(1,503,857)	(884,271)

Net property, plant and equipment		$7,283,702	$7,898,686

Depreciation and amortization of property, plant and equipment aggregated $711,103 and $614,121 for the years ended December 31, 2023 and 2022, respectively. The cost and accumulated depreciation related to assets sold or retired are removed from the accounts and any gain or loss is credited or charged to income. The Company retired fixed assets during 2023 totaling $89,562 resulting in no gain or loss for the year ended December 31, 2023 on the Company’s Consolidated Statement of Operations. The Company retired fixed assets during 2022 totaling $549,104 resulting in a gain on sale of assets of $212,831 for the year ended December 31, 2022 on the Company’s Consolidated Statement of Operations.